Note 10 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Note 10 - Property, Plant and Equipment, Net

10         Property, plant and equipment, net

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2020	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	799,139	12,468,813	399,724	108,308	60,602	13,836,586
Currency translation adjustment	(545)	72,650	443	(2,095)	(162)	70,291
Increase due to business combinations (*)	39,622	440,366	7,195	16,255	-	503,438
Additions	1,451	1,524	620	157,315	6,845	167,755
Transfers / Reclassifications	5,881	157,473	15,586	(176,589)	-	2,351
Disposals / Consumptions	(5,964)	(61,281)	(8,811)	(968)	(5,392)	(82,416)
Values at the end of the year	839,584	13,079,545	414,757	102,226	61,893	14,498,005

Depreciation and impairment
Accumulated at the beginning of the year	121,468	7,302,135	322,966	-	-	7,746,569
Currency translation adjustment	(288)	56,560	405	-	-	56,677
Depreciation charge	11,368	492,973	26,198	-	-	530,539
Impairment charge (See note 5)	-	36,000	-	-	-	36,000
Transfers / Reclassifications	(1)	349	(475)	-	-	(127)
Disposals / Consumptions	(89)	(57,897)	(6,848)	-	-	(64,834)
Accumulated at the end of the year	132,458	7,830,120	342,246	-	-	8,304,824
At December 31, 2020	707,126	5,249,425	72,511	102,226	61,893	6,193,181

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2019	Land and civil buildings	Industrial buildings, plant and production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts and equipment	Total

Cost
Values at the beginning of the year	732,578	12,121,569	377,260	127,378	63,197	13,421,982
Currency translation adjustment	(1,611)	(38,961)	(1,615)	(864)	(256)	(43,307)
Increase due to business combinations (**)	59,468	115,908	1,733	1,630	-	178,739
Additions	16	1,178	1,107	299,412	12,202	313,915
Transfers / Reclassifications	8,723	296,272	28,349	(317,128)	(11,984)	4,232
Disposals / Consumptions	(35)	(27,153)	(7,110)	(2,120)	(2,557)	(38,975)
Values at the end of the year	799,139	12,468,813	399,724	108,308	60,602	13,836,586

Depreciation and impairment
Accumulated at the beginning of the year	110,914	6,936,900	310,260	-	-	7,358,074
Currency translation adjustment	(420)	(24,973)	(1,485)	-	-	(26,878)
Depreciation charge	11,409	415,826	20,080	-	-	447,315
Transfers / Reclassifications	(362)	(38)	-	-	-	(400)
Disposals / Consumptions	(73)	(25,580)	(5,889)	-	-	(31,542)
Accumulated at the end of the year	121,468	7,302,135	322,966	-	-	7,746,569
At December 31, 2019	677,671	5,166,678	76,758	108,308	60,602	6,090,017

(*) Related to IPSCO acquisition. See note 32.

(**) Related to SSPC acquisition. See note 32.

Property, plant and equipment include capitalized interests for net amounts at December 31, 2020 and 2019 of $33.6 million and $35.4 million, respectively. There were no interest capitalized during 2020 and 2019.

The carrying amounts of assets pledged as security for current and non-current borrowings are immaterial for the years 2020 and 2019.